INCENTIVE PAYABLES TO MEMBERS - Schedule of Incentive payables to members (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Payables and Accruals [Abstract]
Incentive payables to members	¥ 207,331	¥ 265,612